Guarantees and Product Warranty (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Guarantees and product warranty
Related liability	$ 10	$ 17	$ 14
Guarantor Obligations
Guarantees, maximum potential amount of future payments	420	623	579
Financial Special-Purpose Company's assets in Consolidated Statement of Financial Position	365	231	477
Financial Special-Purpose Company's liabilities in Consolidated Statement of Financial Position	365	231	477
Unused commitments and lines of credit for dealers	6,408	7,312	8,918
Unused commitments and lines of credit for customers	2,613	2,089	3,085
Caterpillar dealer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	185	313	375
Customer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	170	226	136
Limited indemnity
Guarantor Obligations
Guarantees, maximum potential amount of future payments	17	20	25
Other guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	$ 48	$ 64	$ 43